7. Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 4,837,958	$ 4,836,644	$ 4,609,971
Less accumulated depreciation	(304,890)	(183,206)	(31,536)
Property and equipment, net	4,533,068	4,653,438	4,578,135
Warehouse [Member]
Property and equipment, gross	3,789,773	3,789,773	3,789,773
Land [Member]
Property and equipment, gross	731,515	731,515	731,515
Leasehold Improvements [Member]
Property and equipment, gross		238,666	34,000
Construction in Progress [Member]
Property and equipment, gross		0	31,677
Furniture and Fixtures [Member]
Property and equipment, gross	27,631	27,631	16,677
Equipment [Member]
Property and equipment, gross	48,378	47,064	6,029
Software [Member]
Property and equipment, gross	$ 1,995	$ 1,995	$ 0